Supplementary Cash Flow Information (Schedule of Non-cash Transactions) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Non-cash transactions
Exploration and evaluation assets expenditures in accounts payable at year end	$ 626,913	$ 359,910
Acquisition of property and equipment in accounts payable at year end		115,304
Share issuance costs in accounts payable at year end		772,910
Shares issued for acquisition of exploration and evaluation assets	24,970,694
Reclassification of cancelled stock options from reserves to deficit	227,836	44,397
Reclassification of expired stock options from reserves to deficit	183,406	463,218
Reclassification of stock options exercised from reserves to share capital	1,782,269	2,602,487
Shares issued for advance to associated company		1,678,522
Settlement of accounts payable with issuance of shares		600,000
Conversion of advance to equity investment		2,691,714
Adjustment in investment in associated company		218,874
Replacement options and warrants issued	576,506
Reclassification of investment in associated company to exploration and evaluation assets	$ 5,376,528